Property, Plant and Equipment, Net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Property, Plant and Equipment, Net [Line Items]
Impairment of assets held for sale	$ 166,581		[1]
Payment for construction		2,349		37,500
Investment	1,110,807
Assets held for sale	40,000		[2]
Fair value of market properties	166,581
Carrying Amount [Member]
Property, Plant and Equipment, Net [Line Items]
Carrying amount	(206,581)
Las Flores [Member]
Property, Plant and Equipment, Net [Line Items]
Sale of properties	16,500
Sale of loss properties	60,614
San Ángel [Member]
Property, Plant and Equipment, Net [Line Items]
Sale of properties	385,700
Sale of loss properties	$ 469,108

[1]	Details of the restatement are shown in note 2b.
[2]	Details of the restatement are shown in note 2b.